SAFE Agreements and Fair Value Measurements (Details) - USD ($)		9 Months Ended
	Jun. 18, 2025	Sep. 30, 2025
SAFE Agreements and Fair Value Measurements [Line Items]
Investors for proceeds totaling		$ 8,480,217
Post-money valuation cap		$ 30,000,000
Converted shares of common stock (in Shares)	12,210,718	2,909,057
Fair value change notes		$ 17,368,415
Fair value of the common stock closing per share (in Dollars per share)		$ 14
Minimum [Member]
SAFE Agreements and Fair Value Measurements [Line Items]
Stated discount rates		67.00%
Maximum [Member]
SAFE Agreements and Fair Value Measurements [Line Items]
Stated discount rates		80.00%